Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

Level 1:	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2:	Inputs to the valuation methodology include:
•Quoted prices for similar assets or liabilities in active markets; Quoted prices for identical or similar assets or liabilities in inactive markets;

•Inputs other than quoted prices that are observable for the asset or liability; and

•Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3:	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 or 2024.
Cash: Consists of both interest-bearing and non-interest bearing accounts held by the Trustee. Interest-bearing and non-interest bearing accounts are considered highly liquid with maturities of three months or less when purchased.
Note 3. Fair Value Measurements, Continued
Mutual funds: Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value (“NAV”) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
FB Financial Corporation common stock: Valued at the closing price reported on the active market on which the security is traded.
The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value:

	December 31, 2025
	Level 1	Level 2	Level 3	Total

Cash	$27,194	$—	$—	$27,194
Mutual funds	136,578,705	—	—	136,578,705
FB Financial Corporation common stock	1,232,546	—	—	1,232,546
	$137,838,445	$—	$—	$137,838,445

	December 31, 2024
	Level 1	Level 2	Level 3	Total

Cash	$28,069	$—	$—	$28,069
Mutual funds	110,103,346	—	—	110,103,346
FB Financial Corporation common stock	1,035,290	—	—	1,035,290
	$111,166,705	$—	$—	$111,166,705